Income Taxes (Details 1)	12 Months Ended
Dec. 31, 2014
Income Taxes Details 1
Statutory Federal tax rate	34.00%
State income tax rate (net of Federal)	4.40%
Other permanent differences	(3.80%)
Effect of valuation allowance	(34.60%)
Effective tax rate	0.00%